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VIA EDGAR TRANSMISSION


May 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Variable Annuity Account One ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-04296)
         (Central Index Key 0000885135)

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         FILE NUMBER                                PRODUCT NAME
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
033-32569                        ICAP II
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Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

         1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

         2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel